UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Libra Advisors, LLC

Address:  909 Third Floor
          29th Floor
          New York, NY 10022

13F File Number: 028-10048

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ranjan Tandon
Title:    Managing Member
Phone:    (212) 350-5125

Signature, Place and Date of Signing:


/s/ Ranjan Tandon               New York, New York           February 13, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total: 85

Form 13F Information Table Value Total: $331,612
                                        (thousands)

List of Other Included Managers:

No.  Form 13F File Number          Name

1.   028-10574                     Libra Associates, LLC
2.   028-10573                     Libra Fund, L.P.

                                                     FORM 13F INFORMATION TABLE
                                                            June 30, 2008
COLUMN 1                         COLUMN  2      COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6       COL 7        COLUMN 8

                                                            VALUE    SHRS OR   SH/ PUT/ INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP      (x1000)  PRN AMT   PRN CALL DISCRETION      MNGRS  SOLE      SHRD NONE
--------------                --------------     -----      -------  -------   --- ---- ----------      -----  ----      ---- ----
ACADIA RLTY TR                COM SH BEN INT    004239109    642        45,000 SH       Shared-Defined  1,2       45,000
AGNICO EAGLE MINES LTD        COM               008474108   3824        74,500 SH       Shared-Defined  1,2       74,500
AMERICA MOVIL SAB DE CV       SPON ADR L SHS    02364W105  11612       374,700 SH       Shared-Defined  1,2      374,700
ANGLOGOLD ASHANTI LTD         SPONSORED ADR     035128206   1386        50,000 SH       Shared-Defined  1,2       50,000
APOLLO GROUP INC              CL A              037604105    690         9,000 SH       Shared-Defined  1,2        9,000
ARTHROCARE CORP               COM               043136100    404        84,700 SH       Shared-Defined  1,2       84,700
ASBURY AUTOMOTIVE GROUP INC   COM               043436104    386        84,493 SH       Shared-Defined  1,2       84,493
AUTONATION INC                COM               05329W102    812        82,200 SH       Shared-Defined  1,2       82,200
AVALONBAY CMNTYS INC          COM               053484101   1418        23,400 SH       Shared-Defined  1,2       23,400
BANK MONTREAL QUE             COM               063671101   4239       165,000 SH       Shared-Defined  1,2      165,000
BARCLAYS BK PLC               IPMS INDIA ETN    06739F291   2133        67,400 SH       Shared-Defined  1,2       67,400
BIG LOTS INC                  COM               089302103   1411        97,400 SH       Shared-Defined  1,2       97,400
C H ROBINSON WORLDWIDE INC    COM NEW           12541W209    234         4,254 SH       Shared-Defined  1,2        4,254
CABELAS INC                   COM               126804301    113        19,300 SH       Shared-Defined  1,2       19,300
CANADIAN NAT RES LTD          COM               136385101   1599        40,000 SH       Shared-Defined  1,2       40,000
CENTRAL SUN MINING INC        COM               155432107    240       998,569 SH       Shared-Defined  1,2      998,569
CERNER CORP                   COM               156782104   1084        28,200 SH       Shared-Defined  1,2       28,200
CHEVRON CORP NEW              COM               166764100   3070        41,500 SH       Shared-Defined  1,2       41,500
CHINA MOBILE LIMITED          SPONSORED ADR     16941M109   4954        97,433 SH       Shared-Defined  1,2       97,433
COLUMBIA SPORTSWEAR CO        COM               198516106   3173        89,700 SH       Shared-Defined  1,2       89,700
COSAN LTD                     SHS A             G25343107    216        62,500 SH       Shared-Defined  1,2       62,500
COTT CORP QUE                 COM               22163N106     13        10,000 SH       Shared-Defined  1,2       10,000
DEVON ENERGY CORP NEW         COM               25179M103  19562       297,700 SH       Shared-Defined  1,2      297,700
DR PEPPER SNAPPLE GROUP INC   COM               26138E109   1222        75,200 SH       Shared-Defined  1,2       75,200
EASTMAN KODAK CO              COM               277461109    609        92,547 SH       Shared-Defined  1,2       92,547
ENTREE GOLD INC               COM               29383G100    216       248,200 SH       Shared-Defined  1,2      248,200
EXETER RES CORP               COM               301835104   2156     1,111,400 SH       Shared-Defined  1,2    1,111,400
FEDERAL REALTY INVT TR        SH BEN INT NEW    313747206   1273        20,500 SH       Shared-Defined  1,2       20,500
FOSSIL INC                    COM               349882100    538        32,200 SH       Shared-Defined  1,2       32,200
FREEPORT-MCMORAN COPPER & GO  COM               35671D857   3177       130,000 SH       Shared-Defined  1,2      130,000
GAMMON GOLD INC               COM               36467T106  11266     2,059,635 SH       Shared-Defined  1,2    2,059,635
GOLDCORP INC NEW              COM               380956409   1228        38,920 SH       Shared-Defined  1,2       38,920
GREAT BASIN GOLD LTD          COM               390124105   8311     6,436,106 SH       Shared-Defined  1,2    6,436,106
HALLIBURTON CO                COM               406216101   2346       129,020 SH       Shared-Defined  1,2      129,020
HEARTLAND EXPRESS INC         COM               422347104   2851       180,900 SH       Shared-Defined  1,2      180,900
HILL ROM HLDGS INC            COM               431475102    438        26,633 SH       Shared-Defined  1,2       26,633
IAMGOLD CORP                  COM               450913108   2037       333,400 SH       Shared-Defined  1,2      333,400
IMMUCOR INC                   COM               452526106    934        35,131 SH       Shared-Defined  1,2       35,131
INTEL CORP                    COM               458140100   1032        70,386 SH       Shared-Defined  1,2       70,386
ISHARES INC                   MSCI BRAZIL       464286400   5574       159,300 SH       Shared-Defined  1,2      159,300
ISHARES INC                   MSCI HONG KONG    464286871  10359       998,900 SH       Shared-Defined  1,2      998,900
ISHARES INC                   MSCI TAIWAN       464286731   9013     1,187,500 SH       Shared-Defined  1,2    1,187,500
ISHARES TR                    FTSE XNHUA IDX    464287184   1955        67,200 SH       Shared-Defined  1,2       67,200
ISHARES TR                    MSCI EMERG MKT    464287234  31717     1,270,200 SH       Shared-Defined  1,2    1,270,200
ISHARES TR                    RUSSELL 2000      464287655   2661        54,051 SH       Shared-Defined  1,2       54,051
JAGUAR MNG INC                COM               47009M103    992       193,386 SH       Shared-Defined  1,2      193,386
JARDEN CORP                   COM               471109108    812        70,600 SH       Shared-Defined  1,2       70,600
KIMCO REALTY CORP             COM               49446R109    340        18,600 SH       Shared-Defined  1,2       18,600
MANHATTAN ASSOCS INC          COM               562750109    397        25,100 SH       Shared-Defined  1,2       25,100
MARKET VECTORS ETF TR         RUSSIA ETF        57060U506  20423     1,562,573 SH       Shared-Defined  1,2    1,562,573
MATTSON TECHNOLOGY INC        COM               577223100    196       139,086 SH       Shared-Defined  1,2      139,086
MINEFINDERS LTD               COM               602900102   7416     1,472,036 SH       Shared-Defined  1,2    1,472,036
MOBILE TELESYSTEMS OJSC       SPONSORED ADR     607409109  14831       555,900 SH       Shared-Defined  1,2      555,900
MONSANTO CO NEW               COM               61166W101  22885       325,300 SH       Shared-Defined  1,2      325,300
OIL SVC HOLDRS TR             DEPOSTRY RCPT     678002106    738        10,000 SH       Shared-Defined  1,2       10,000
OLD DOMINION FGHT LINES INC   COM               679580100    559        19,634 SH       Shared-Defined  1,2       19,634
OPEN JT STK CO-VIMPEL COMMUN  SPONSORED ADR     68370R109  28232     3,943,000 SH       Shared-Defined  1,2    3,943,000
OREZONE RES INC               COM               685921108    403       874,966 SH       Shared-Defined  1,2      874,966
PACIFIC RIM MNG CORP          COM NEW           694915208     77       550,900 SH       Shared-Defined  1,2      550,900
PARAMOUNT GOLD & SILVER CORP  COM               69924P102    835     1,994,100 SH       Shared-Defined  1,2    1,994,100
PAREXEL INTL CORP             COM               699462107    170        17,488 SH       Shared-Defined  1,2       17,488
PATTERSON COMPANIES INC       COM               703395103    167         8,900 SH       Shared-Defined  1,2        8,900
PETRO-CDA                     COM               71644E102   4378       200,000 SH       Shared-Defined  1,2      200,000
POTASH CORP SASK INC          COM               73755L107   9794       133,765 SH       Shared-Defined  1,2      133,765
PSYCHIATRIC SOLUTIONS INC     COM               74439H108   1725        61,953 SH       Shared-Defined  1,2       61,953
QUATERRA RES INC              COM               747952109    771     1,537,200 SH       Shared-Defined  1,2    1,537,200
RENT A CTR INC NEW            COM               76009N100    345        19,561 SH       Shared-Defined  1,2       19,561
RESEARCH IN MOTION LTD        COM               760975102    134         3,300 SH       Shared-Defined  1,2        3,300
SELECT SECTOR SPDR TR         SBI INT-INDS      81369Y704   1541        65,800 SH       Shared-Defined  1,2       65,800
SELECT SECTOR SPDR TR         SBI MATERIALS     81369Y100  18640       819,700 SH       Shared-Defined  1,2      819,700
SILVER WHEATON CORP           COM               828336107   1573       239,300 SH       Shared-Defined  1,2      239,300
SIRONA DENTAL SYSTEMS INC     COM               82966C103   1008        95,981 SH       Shared-Defined  1,2       95,981
SPDR GOLD TRUST               GOLD SHS          78463V107   3184        36,800 SH       Shared-Defined  1,2       36,800
SPDR SERIES TRUST             S&P RETAIL ETF    78464A714   1183        58,100 SH       Shared-Defined  1,2       58,100
SUNCOR ENERGY INC             COM               867229106   1458        91,000 SH       Shared-Defined  1,2       91,000
TASEKO MINES LTD              COM               876511106    306       536,700 SH       Shared-Defined  1,2      536,700
TJX COS INC NEW               COM               872540109   1195        58,100 SH       Shared-Defined  1,2       58,100
TOTAL S A                     SPONSORED ADR     89151E109   2765        50,000 SH       Shared-Defined  1,2       50,000
TRANSOCEAN INC NEW            SHS               G90073100   8612       182,275 SH       Shared-Defined  1,2      182,275
UNDER ARMOUR INC              CL A              904311107    544        22,800 SH       Shared-Defined  1,2       22,800
UNITED STATES STL CORP NEW    COM               912909108    435        11,700 SH       Shared-Defined  1,2       11,700
WESTERN GOLDFIELDS INC CDA    COM NEW           95828P203   3550     2,203,900 SH       Shared-Defined  1,2    2,203,900
GOLDCORP INC NEW              *W EXP 06/09/201  380956177    468        57,000 SH       Shared-Defined  1,2       57,000
YAMANA GOLD INC               COM               98462Y100   4384       564,500 SH       Shared-Defined  1,2      564,500

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